Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, shares authorized	555,000,000	555,000,000
Common stock, shares issued	76,611,444	46,527,999
Common stock, shares outstanding	76,611,444	46,527,999